Schedule of Amounts Receivable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts Receivable
Accounts receivable	$ 1,407,201	$ 703,140	$ 772,138
GST receivable	41,154
Interest receivable	27,957
Due from related parties	4,110	4,173	1,173
Other	2,296	2,492
Amounts receivable, net	$ 1,482,718	$ 709,805	$ 773,311